Share-based compensation - SOP III Awards Granted December 2014 (Details) - $ / shares		12 Months Ended
	Dec. 16, 2014	Mar. 31, 2016	Feb. 11, 2016	Jan. 01, 2016	May 12, 2015
SARs and PSAs
Fair value assumptions
Share price (in dollars per share)	$ 36.21		$ 55.64	$ 71.36	$ 52.80
SOP III | SARs and PSAs
Fair value assumptions
Risk-free interest rate (as a percent)	2.00%
Expected dividend yield (as a percent)	0.00%
Attrition rate	3.00%
Volatility factor (as a percent)	40.00%
SOP III | PSAs
Share-based compensation
Vesting awards (in shares)		264,690
Number of shares granted	1,284,314
SOP III | PSAs | January 1, 2016
Share-based compensation
Vesting awards (in shares)	264,690
SOP III | PSAs | January 1, 2017
Share-based compensation
Vesting awards (in shares)	319,121
SOP III | PSAs | January 1, 2018
Share-based compensation
Vesting awards (in shares)	319,121
SOP III | PSAs | January 1, 2019
Share-based compensation
Vesting awards (in shares)	381,382
SOP III | SARs
Share-based compensation
Vesting awards (in shares)		91,652
Number of shares granted	433,586
SOP III | SARs | January 1, 2016
Share-based compensation
Vesting awards (in shares)	91,652
SOP III | SARs | January 1, 2017
Share-based compensation
Vesting awards (in shares)	113,332
SOP III | SARs | January 1, 2018
Share-based compensation
Vesting awards (in shares)	118,268
SOP III | SARs | January 1, 2019
Share-based compensation
Vesting awards (in shares)	110,334
SOP III | RSUs
Share-based compensation
Vesting awards (in shares)		145,144
Number of shares granted	667,703
SOP III | RSUs | January 1, 2016
Share-based compensation
Vesting awards (in shares)	136,085
SOP III | RSUs | January 1, 2017
Share-based compensation
Vesting awards (in shares)	167,526
SOP III | RSUs | January 1, 2018
Share-based compensation
Vesting awards (in shares)	168,513
SOP III | RSUs | January 1, 2019
Share-based compensation
Vesting awards (in shares)	195,579